Nature of Operations and Summary of Significant Accounting Policies: Revenue Recognition (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Details
Revenues	$ 232,435	$ 70,000